THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                              --------------------

Check here if Amendment [ X ]; Amendment Number:      2
                                                 -----------
   This Amendment (Check only one.):    [   ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue
         13th Floor
         Evanston, IL  60201

Form 13F File Number:  28-11800
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   (847) 905-4690

Signature, Place, and Date of Signing:

     /s/ Michael Turro                Evanston, IL            May 15, 2008
---------------------------    -----------------------        ------------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
                                        -------------------------

Form 13F Information Table Entry Total:           5
                                        -------------------------

Form 13F Information Table Value Total:        $151,838
                                        -------------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 MAGNETAR FINANCIAL, LLC
                                                          FORM 13F
                                              Quarter Ended December 31, 2007

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                            CLASS                VALUE      SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
                            ------              ------     --------   ---   ----   -----------    ------     --------------------
NAME OF ISSUER              TITLE     CUSIP    (X$1,000)    PRN AMT   PRN   CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
--------------              -----     -----    ---------    -------   ---   ----   ----------    --------    ----   ------   ----
----------------------------------------------------------------------------------------------------------------------------------
                            SPON
COMPANHIA VALE DO RIO DOCE  ADR     204412209   $14,002     428,600    SH   CALL     SOLE                     428,600
----------------------------------------------------------------------------------------------------------------------------------
                            SPON
COMPANHIA VALE DO RIO DOCE  ADR     204412209   $14,701     450,000    SH   PUT      SOLE                     450,000
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GRANT PRIDECO INC           COM     38821G101  $120,408   2,169,135    SH            SOLE                   2,169,135
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SIRIUS SATELLITE RADIO INC  COM     82966U103    $1,515     500,000    SH            SOLE                     500,000
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC  COM     82966U103    $1,212     400,000    SH   CALL     SOLE                     400,000
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